UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10379

Registrant Name:	PIMCO California Municipal Income Fund

Address of Principal Executive Offices:	1633 Broadway New York, NY 10019

Name and Address of Agent for Service:	Trent W. Walker 650 Newport Center Drive Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	December 31

Date of Reporting Period:	September 30, 2018

Item 1. Schedule of Investments

Schedule of Investments

PIMCO California Municipal Income Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 193.4% ¤
MUNICIPAL BONDS & NOTES 191.3%
CALIFORNIA 185.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2017
4.000% due 04/01/2056	$2,500	$2,551
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	4,000	4,002
6.125% due 06/01/2038	1,000	1,000
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (a)	12,000	1,872
5.600% due 06/01/2036	1,500	1,505
California County Tobacco Securitization Agency Revenue Bonds, Series 2007
0.000% due 06/01/2057 (a)	7,000	667
California Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 01/01/2039 (b)	10,200	10,286
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	800	883
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	5,050	5,574
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	2,000	2,071
6.000% due 07/01/2039	4,000	4,125
6.500% due 11/01/2038	1,000	1,053
California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,450	1,501
8.060% due 11/15/2036 (c)	1,000	1,132
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,070
6.000% due 08/15/2042	2,800	3,018
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	7,300	7,900
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	1,675	1,804
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	1,300	1,423
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2039 (b)	8,500	8,725
5.000% due 11/15/2046 (b)	5,000	5,582
5.000% due 08/15/2055	6,000	6,606
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	10,899
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	2,900	2,900
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	850	948
California Municipal Finance Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043 (b)	3,500	3,629
California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.100% due 06/01/2040	2,000	2,122
5.250% due 08/01/2040	1,250	1,316
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 11/21/2045	1,975	1,997
California Public Finance Authority Revenue Bonds, Series 2017
4.000% due 08/01/2047 (b)	5,140	5,176
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	2,000	2,041
6.000% due 11/01/2039	2,000	2,087
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	2,400	2,558
5.500% due 03/01/2040	1,500	1,572
California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	7,000	7,714
California State General Obligation Bonds, Series 2016
4.000% due 09/01/2046	2,750	2,858
California State Public Works Board Revenue Bonds, Series 2009
5.000% due 04/01/2034	2,000	2,033
5.750% due 10/01/2030	2,000	2,080
6.000% due 11/01/2034	2,000	2,091
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 12/01/2029	1,500	1,634
California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	8,000	8,949

California State University Revenue Bonds, Series 2018
5.000% due 11/01/2050	5,000	5,728
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2040	1,000	1,019
4.000% due 07/01/2043	350	356
4.000% due 07/01/2047	1,750	1,771
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	1,870	1,945
6.750% due 02/01/2038	6,875	7,158
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2040	10,000	10,425
6.250% due 10/01/2039	1,000	1,041
7.500% due 06/01/2042	955	992
California Statewide Communities Development Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	2,000	2,154
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	11,500	12,317
5.125% due 05/15/2031	4,000	4,219
5.375% due 05/15/2038	4,500	4,738
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	226
5.000% due 12/01/2036	1,400	1,512
5.000% due 12/01/2046	5,700	6,065
5.250% due 12/01/2056	1,775	1,892
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	1,007
4.000% due 12/01/2057	2,000	2,005
California Statewide Financing Authority Revenue Bonds, Series 2002
5.625% due 05/01/2029	105	105
6.000% due 05/01/2037	3,000	3,002
Chaffey Joint Union High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047 (b)	5,500	5,653
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	5,000	5,130
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2034 (d)	14,425	14,887
Escondido Union School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	1,000	1,034
4.000% due 08/01/2047	2,500	2,571
Folsom Cordova Unified School District School Facilities Improvement District No. 5, California General Obligation Bonds, Series 2018
4.000% due 10/01/2043 (b)	3,500	3,623
Folsom Redevelopment Agency, California Tax Allocation Bonds, Series 2009
5.500% due 08/01/2036	1,000	1,031
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	860	838
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.300% due 06/01/2037	1,740	1,820
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	2,000	2,274
5.000% due 06/01/2047	17,000	17,416
Grossmont-Cuyamaca Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (b)	2,750	2,817
Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	6,000	6,593
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	1,000	1,066
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016
5.000% due 11/01/2041 (b)	6,000	6,763
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017
4.000% due 11/01/2041 (b)	4,000	4,114
Kern County, California Certificates of Participation Bonds, (AGC Insured), Series 2009
5.750% due 08/01/2035	10,590	10,733
Lancaster Redevelopment Agency, California Tax Allocation Bonds, Series 2009
6.875% due 08/01/2039	500	521
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,189
5.500% due 11/15/2030	415	507
Long Beach Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2043 (b)	5,500	5,656
Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	5,000	5,215
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2009
5.375% due 07/01/2034 (b)	3,000	3,025
5.375% due 07/01/2038 (b)	7,000	7,058
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	4,100	4,487
5.000% due 07/01/2043	5,000	5,461
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	2,000	2,205
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2029 (b)	10,000	10,226
5.000% due 01/01/2034 (b)	3,500	8,692
5.300% due 01/01/2034	250	256
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	15,345	21,043

Malibu, California Certificates of Participation Bonds, Series 2009
5.000% due 07/01/2039	700	717
Pacifica School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2048	1,750	1,769
Palomar Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2046 (b)	4,530	4,662
Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	1,250	1,284
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013
5.000% due 05/15/2043	2,000	2,185
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,195
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (b)	2,800	3,153
5.000% due 10/01/2047 (b)	1,700	1,905
San Diego Regional Building Authority, California Revenue Bonds, Series 2009
5.375% due 02/01/2036	3,285	3,326
San Diego Unified School District, California General Obligation Bonds, Series 2017
4.000% due 07/01/2047 (b)	3,000	3,089
San Dieguito Union High School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2042	3,500	3,635
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042 (b)	5,500	5,737
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017
5.000% due 05/01/2047	2,625	2,933
San Francisco, California City & County Certificates of Participation Bonds, Series 2009
5.250% due 04/01/2031	650	661
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018
4.000% due 10/01/2043	3,000	3,081
San Joaquin County Transportation Authority, California Revenue Bonds, Series 2017
4.000% due 03/01/2041 (b)	2,200	2,268
5.000% due 03/01/2041 (b)	3,300	3,774
San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	1,500	1,660
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,200	1,306
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (a)	3,000	1,732
San Rafael City High School District General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (b)	3,500	3,615
Santa Clara County, California General Obligation Bonds, Series 2013
4.000% due 08/01/2041 (b)	4,000	4,095
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,300	1,361
Santa Monica Community College District, California General Obligation Bonds, Series 2018
4.000% due 04/01/2045 (b)	2,000	2,069
Sonoma Valley Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047	2,000	2,053
Tender Option Bond Trust Receipts/Certificates, California Revenue Bonds, Series 2009
11.070% due 10/01/2039 (c)	3,335	3,332
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	800	804
Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	6,300	6,615
University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046 (b)	6,100	17,005
Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	3,250	3,216
Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	2,500	2,781

		471,553

ILLINOIS 3.8%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,000	2,123
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	3,400	3,658
Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	2,500	2,818
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	1,000	1,049

		9,648

PUERTO RICO 1.1%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2031 ^	1,200	1,359

Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	1,200	1,360

		2,719

U.S. VIRGIN ISLANDS 0.5%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2012
5.000% due 10/01/2032 (d)	1,250	1,259

Total Municipal Bonds & Notes (Cost $467,678)		485,179

SHORT-TERM INSTRUMENTS 2.1%
REPURCHASE AGREEMENTS (e) 2.1%
		5,340

Total Short-Term Instruments (Cost $5,340)		5,340

Total Investments in Securities (Cost $473,018)		490,519

Total Investments 193.4% (Cost $473,018)		$490,519
Preferred Shares (59.1)%		(149,925)
Other Assets and Liabilities, net (34.3)%		(86,914)

Net Assets Applicable to Common Shareholders 100.0%		$253,680

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

(a)	Zero coupon security.

(b)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate.

(c)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on September 30, 2018.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001	5.250%	01/01/2034	08/02/2001	$14,425	$14,887	5.9%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2012	5.000	10/01/2032	09/25/2017	882	1,259	0.5

				$15,307	$16,146	6.4%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$5,340	U.S. Treasury Bonds 3.625% due 02/15/2044	$(5,452)	$5,340	$5,341

Total Repurchase Agreements						$(5,452)	$5,340	$5,341

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$471,553	$0	$471,553
Illinois	0	9,648	0	9,648
Puerto Rico	0	2,719	0	2,719
U.S. Virgin Islands	0	1,259	0	1,259
Short-Term Instruments
Repurchase Agreements	0	5,340	0	5,340

Total Investments	$0	$490,519	$0	$490,519

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration
AGM	Assured Guaranty Municipal	CM	California Mortgage Insurance	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
TBA	To-Be-Announced

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO California Municipal Income Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2018